Note 1 - Summary of Significant Accounting Policies (Tables)	9 Months Ended
Dec. 31, 2014
Accounts Receivable [Member]
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	As of	As of
	December 31	March 31,
	2014	2014
Percentage of accounts receivable, net	13%	27%

Sales Revenue, Segment [Member]
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2014	2013	2014	2013
Medical segment
Stryker	$688	$1,202	$1,529	$3,548
Percentage of total medical segment net sales	18%	34%	15%	35%
Percentage of total net sales	14%	27%	12%	29%